Business Combination - Summary of Information Technology (Detail) ¥ in Thousands, $ in Thousands			1 Months Ended
	Dec. 01, 2021 CNY (¥)	Jul. 01, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Intangible assets:
Goodwill					¥ 3,124,828	$ 490,354	¥ 2,865,071
Guangzhou Huitouche Information Technology Co., Ltd [Member]
Business Acquisition [Line Items]
Net assets acquired				¥ 6,589
Intangible assets:
Goodwill				84,881
Deferred tax liabilities				(6,000)
Total				109,470
Total purchase price is comprised of:
Cash consideration paid				32,500
Fair value of equity interest in preferred shares previously acquired				76,970
Total purchase price				109,470
Guangzhou Huitouche Information Technology Co., Ltd [Member] | Trade Names [Member]
Intangible assets:
Trademark with an estimated useful life				22,000
Guangzhou Huitouche Information Technology Co., Ltd [Member] | Platform [Member]
Intangible assets:
Trademark with an estimated useful life				¥ 2,000
Guangzhou Lanqiao Software Technology Co., Ltd [Member]
Business Acquisition [Line Items]
Net assets acquired		¥ 4,605
Intangible assets:
Goodwill		61,383
Deferred tax liabilities		(7,000)
Total		86,988
Total purchase price is comprised of:
Cash consideration paid			¥ 71,733
Fair value of equity interest in preferred shares previously acquired		15,255
Total purchase price		86,988
Guangzhou Lanqiao Software Technology Co., Ltd [Member] | Customer Relationships [Member]
Intangible assets:
Trademark with an estimated useful life		18,000
Guangzhou Lanqiao Software Technology Co., Ltd [Member] | Software [Member]
Intangible assets:
Trademark with an estimated useful life		¥ 10,000
Beijing Bang Li De Network Technology Co., Ltd [Member]
Business Acquisition [Line Items]
Net assets acquired	¥ 25,409
Intangible assets:
Goodwill	198,374
Deferred tax liabilities	(21,282)
Total	287,501
Total purchase price is comprised of:
Cash consideration paid	210,915
Consideration payable	76,586
Total purchase price	287,501
Beijing Bang Li De Network Technology Co., Ltd [Member] | Trade Names [Member]
Intangible assets:
Trademark with an estimated useful life	45,000
Beijing Bang Li De Network Technology Co., Ltd [Member] | Non Compete Commitment [Member]
Intangible assets:
Trademark with an estimated useful life	¥ 40,000